Long-term assets - E.1.6. Impairment testing of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill		$ 15
Bottom of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	1.60%	1.10%
Top of range
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	4.80%	3.80%
Bolivia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.20%	11.20%
Chad
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	14.80%	15.80%
Colombia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.90%	9.90%
Costa Rica
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.20%	11.90%
El Salvador
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.70%	13.20%
Paraguay
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.80%	10.20%
Rwanda
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		14.70%
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, goodwill	$ 6
Discount rate applied to cash flow projections	14.40%	14.60%